Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$746,234.56

Principal:
Principal Collections	$10,400,921.81
Prepayments in Full	$4,754,012.97
Liquidation Proceeds	$54,822.53
Recoveries	$62,122.86
Sub Total	$15,271,880.17
Collections	$16,018,114.73

Purchase Amounts:
Purchase Amounts Related to Principal	$602,553.09
Purchase Amounts Related to Interest	$3,375.08
Sub Total	$605,928.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,624,042.90

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$16,624,042.90
Servicing Fee	$170,660.00	$170,660.00	$0.00	$0.00	$16,453,382.90
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,453,382.90
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,453,382.90
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,453,382.90
Interest - Class A-4 Notes	$83,722.13	$83,722.13	$0.00	$0.00	$16,369,660.77
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,369,660.77
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$16,295,463.44
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,295,463.44
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$16,232,323.44
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,232,323.44
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$16,154,976.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,154,976.94
Regular Principal Payment	$15,251,052.99	$15,251,052.99	$0.00	$0.00	$903,923.95
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$903,923.95
Residuel Released to Depositor	$0.00	$903,923.95	$0.00	$0.00	$0.00
Total		$16,624,042.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,251,052.99
Total					$15,251,052.99
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,251,052.99	$97.04	$83,722.13	$0.53	$15,334,775.12	$97.57
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$15,251,052.99	$9.47	$298,405.96	$0.19	$15,549,458.95	$9.66

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$87,362,222.62	0.5558808	$72,111,169.63	0.4588392
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$197,862,222.62	0.1228683	$182,611,169.63	0.1133977

Pool Information
Weighted Average APR	4.351%	4.367%
Weighted Average Remaining Term	22.62	21.82
Number of Receivables Outstanding	22,344	21,572
Pool Balance	$204,791,999.49	$188,892,467.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$197,862,222.62	$182,611,169.63
Pool Factor	0.1243404	0.1146870

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$6,281,298.15
Targeted Overcollateralization Amount	$6,281,298.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,281,298.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	43

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		74	$87,216.35
(Recoveries)		208	$62,122.86
Net Losses for Current Collection Period			$25,093.49
Cumulative Net Losses Last Collection Period			$10,003,629.73
Cumulative Net Losses for all Collection Periods			$10,028,723.22

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.15%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.68%	395	$5,070,968.86
61-90 Days Delinquent	0.22%	36	$416,869.71
91-120 Days Delinquent	0.11%	14	$202,930.05
Over 120 Days Delinquent	0.65%	78	$1,218,604.23
Total Delinquent Receivables	3.66%	523	$6,909,372.85

Repossession Inventory:
Repossessed in the Current Collection Period		15	$187,484.90
Total Repossessed Inventory		18	$248,507.24

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4763%
Preceding Collection Period			0.0795%
Current Collection Period			0.1530%
Three Month Average			0.2363%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4718%
Preceding Collection Period			0.5550%
Current Collection Period			0.5934%
Three Month Average			0.5401%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer